Note 3 - Acquisitions (Details) - Acquisition Details (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquistitions 2014 [Member]
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 12,428
Acquisitions 2013 [Member]
Business Acquisition [Line Items]
Cash consideration, net of cash acquired		22,984
Acquisitions 2012 [Member]
Business Acquisition [Line Items]
Cash consideration, net of cash acquired			$ 419